Commitments and Contingencies (Details) $ in Millions	Dec. 31, 2019 USD ($)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
Purchase obligation, property, plant, and equipment	$ 116.5
Accrual for Environmental Loss Contingencies [Abstract]
Accrual for environmental remediation obligations	18.0
Accrued environmental loss contingencies recorded in other current liabilities	7.0
Components of Environmental Loss Accrual [Abstract]
Federal Superfund and comparable state-managed sites	3.0
Formerly owned or operated sites	13.0
Owned or controlled sites at which Company operations have been discontinued	1.0
Environmental Remediation Obligation For Ongoing Operations	1.0
Reasonably possible amount by which current matters may exceed reserves	$ 16.0